Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Contingencies [Abstract]
Commitment for payment	$ 7,793
Commitment term	2 years
Production service agreement, percentage	33.33%